Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Cash flows from operating activities:
Net (loss) income	¥ 613	$ 89	¥ 4,062	¥ (2,490)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Net realized (gain) loss on investments	1,258	181	409	(919)
Unrealized loss (gain) on trading securities still held at the balance sheet date	(2,424)	(349)	(9,966)	4,045
Changes in operating assets and liabilities:
Prepaid expenses and other current assets			10
Accrued liabilities	118	17	(1,011)	(400)
Net cash provided by (used in) operating activities	(435)	(62)	(6,496)	236
Cash flows provided by (used in) from investing activities:
(Advances to) repayment from an unrelated party	145	21	9,139	(628)
Decrease (increase) in due from related parties	183	26	(13)	88
Purchases of trading securities	(6,933)	(999)
Proceeds from trading securities	16,079	2,316	12,568	2,851
(Decrease) increase in payables to securities brokers	683	98	818	(447)
Payment for long-term investment			(37,164)
Net cash provided by (used in) investing activities	10,157	1,462	(14,652)	1,864
Cash flows used in financing activities:
Changes in due to related parties				(292)
Net cash used in financing activities				(292)
Effect of exchange rate change	34,423	4,958	23,901	10,984
Net increase in cash and cash equivalents	44,145	6,358	2,753	12,792
Cash and cash equivalents, beginning of year	455,709	65,636	452,956	440,164
Cash and cash equivalents, end of year	499,854	71,994	455,709	452,956
Supplemental schedule of cash flow information:
Income taxes paid	0	0	0	0
Interest paid	¥ 682	$ 98	¥ 563	¥ 552